Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (5,580)	$ (5,728)	$ (7,807)	$ (7,817)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	310	303
Credit related fair value adjustments	(69)	(68)
Carrying value	241	235
Carrying value net of related allowance	240	234
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (1)	$ (1)